ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 area
Disclosure of detailed information about financial instruments [line items]
Climate change objective, number of main focus areas	3
Climate change, period covered for ECL calculations	5 years
Other intangible
Disclosure of detailed information about financial instruments [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Computer software
Disclosure of detailed information about financial instruments [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
180 Days | Unsecured Debt
Disclosure of detailed information about financial instruments [line items]
Written off period for past due	180 days